Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2011 and 2010 are listed below:

	2011	2010
	(dollars in thousands)

Land	$4,094	$4,081
Building and improvements	10,856	11,205
Furniture and equipment	7,254	6,128

Total fixed assets	22,204	21,414
Less accumulated depreciation	7,128	6,860

Net fixed assets	$15,076	$14,554